Goodwill and Other Intangible Assets With Finite and Indefinite Useful Life (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill
Beginning balance	$ 740
Ending balance	766	$ 740
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill
Beginning balance	212	171
Additions	12	24
Business combinations	12	46
Amortization	(32)	(26)
Others	3
Exchange differences	4	(3)
Ending balance	211	212
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	390	332
Ending balance	413	390
TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(178)	(161)
Ending balance	(202)	(178)
APPLICATION SOFTWARE AND ERP
Reconciliation of changes in intangible assets and goodwill
Beginning balance	94	83
Additions	12	24
Business combinations	2	0
Amortization	(16)	(13)
Others	0
Exchange differences	1	0
Ending balance	93	94
APPLICATION SOFTWARE AND ERP | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	150	126
Ending balance	158	150
APPLICATION SOFTWARE AND ERP | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(56)	(43)
Ending balance	(65)	(56)
CUSTOMER RELATIONSHIPS AND CLIENT LISTS
Reconciliation of changes in intangible assets and goodwill
Beginning balance	116	84
Additions	0	0
Business combinations	10	46
Amortization	(13)	(11)
Others	0
Exchange differences	3	(3)
Ending balance	116	116
CUSTOMER RELATIONSHIPS AND CLIENT LISTS | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	208	171
Ending balance	221	208
CUSTOMER RELATIONSHIPS AND CLIENT LISTS | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(92)	(87)
Ending balance	(105)	(92)
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill
Beginning balance	2	4
Additions	0	0
Business combinations	0	0
Amortization	(3)	(2)
Others	3
Exchange differences	0	0
Ending balance	2	2
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	32	35
Ending balance	34	32
OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(30)	(31)
Ending balance	(32)	(30)
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill
Beginning balance	528	350
Additions	0	0
Business combinations	8	194
Amortization	0	0
Others	(1)
Exchange differences	20	(16)
Ending balance	555	528
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	530	356
Ending balance	559	530
TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(2)	(6)
Ending balance	(4)	(2)
GOODWILL
Reconciliation of changes in intangible assets and goodwill
Beginning balance	521	344
Additions	0	0
Business combinations	8	194
Amortization	0	0
Others	0
Exchange differences	20	(17)
Ending balance	549	521
GOODWILL | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	523	349
Ending balance	552	523
GOODWILL | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	(2)	(5)
Ending balance	(3)	(2)
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
Reconciliation of changes in intangible assets and goodwill
Beginning balance	7	6
Additions	0	0
Business combinations	0	0
Amortization	0	0
Others	(1)
Exchange differences	0	1
Ending balance	6	7
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Cost
Reconciliation of changes in intangible assets and goodwill
Beginning balance	7	7
Ending balance	7	7
OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill
Beginning balance	0	(1)
Ending balance	$ (1)	$ 0